AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 21, 2011
Securities Act of 1933 File No. 333-64981
Investment Company Act of 1940 File No. 811-09025

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. __
POST-EFFECTIVE AMENDMENT NO. 17

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 19

NEW COVENANT FUNDS
(Exact Name of Registrant as Specified in Charter)

200 East Twelfth Street
Jeffersonville, Indiana 47130
(Address of Principal Executive Offices)

1-877-835-4531
(Registrant’s Telephone Number)

Timothy P. Clark, President
New Covenant Funds
200 East Twelfth Street, Suite C
Jeffersonville, Indiana 47130
(Name and Address of Agent for Service)

Copies to
Patrick W.D. Turley, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C.  20006-2401

It is proposed that this filing will become effective:

☑	immediately upon filing pursuant to Paragraph (b)
☐	on (date) pursuant to Paragraph (b);
☐	60 days after filing pursuant to Paragraph (a) (1);
☐	on (date) pursuant to Paragraph (a) (2);
☐	75 days after filing pursuant to Paragraph (a) (2); or
☐	on (date) pursuant to Paragraph (a) (2) of Rule 485

Explanatory Note: This Post-Effective Amendment No. 17 to the Registration Statement of New Covenant Funds (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s PEA No. 16 on Form N-1A filed October 28, 2011 (Accession No. 0000894189-11-004837).  This PEA No. 17 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 16 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 17 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Jeffersonville and the State of Indiana on the 21st day of November 2011.

NEW COVENANT FUNDS

By: *Timothy P. Clark
Timothy P. Clark
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 17 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Gail C. Duree	Trustee, Chairman	November 21, 2011
Gail C. Duree

*William C. Lauderbach	Trustee, Vice Chairman	November 21, 2011
William C. Lauderbach

*Henry H. Gardiner	Trustee	November 21, 2011
Henry H. Gardiner

*Elinor K. Hite	Trustee	November 21, 2011
Elinor K. Hite

*Joy Douglas Strome	Trustee	November 21, 2011
Joy Douglas Strome

*David C. Hinks	Trustee	November 21, 2011
David C. Hinks

*Samuel W. McNairy	Trustee	November 21, 2011
Samuel W. McNairy

/s/ Jason Hadler	Principal Financial and Accounting Officer	November 21, 2011
Jason Hadler

*Timothy P. Clark	Trustee, President and Principal Executive Officer	November 21, 2011
Timothy P. Clark

*Signed by
/s/ Patrick W.D. Turley Patrick W.D. Turley, Esq. as Attorney in Fact pursuant to the Powers of Attorney filed October 26, 2007, October 28, 2008, November 24, 2008 and October 28, 2011.

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EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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